HIGHLIGHTS OF THE FIRST QUARTER OF 2022	3 Months Ended
Mar. 31, 2022
HIGHLIGHTS OF THE FIRST QUARTER OF 2022
HIGHLIGHTS OF THE FIRST QUARTER OF 2022

NOTE 2 – HIGHLIGHTS OF THE FIRST QUARTER OF 2022

2.1 Reimbursement of Fixed Assets in Progress (AIC)

In January 2022, Eletrobras’s Board of Directors decided to approve the amount of R$ 121,033 proposed by Ceron (currently Energisa Rondônia) for the reimbursement of the AIC. Moreover, the signing of the AIC Reimbursement Agreement to be entered into by Eletrobras and the distributor Energisa Rondônia was also approved. For more details, see Note 33.

2.2 Leniency Agreement

In February 2022, the Company signed a Leniency Agreement for the reimbursement of R$ 139,612, to be received in 16 annual installments and adjusted for the SELIC rate (System of Liquidation and Custody), relating to the projects in which it directly or indirectly participates. Despite adhesion to the agreement, nothing has been recorded in these quarterly financial statements because in similar agreements there was no receipt of the expected financial flow. The Company needs to wait to receive the amounts in order to evaluate when to record these amounts in its accounting records.

2.3 Resuming construction work at the Angra 3 plant

In February 2022, the subsidiary Eletronuclear signed the service agreement that allows the Company to resume work on the Angra 3 Nuclear Power Plant, within the scope of the Critical Path Acceleration Plan between Eletronuclear and the consortium formed by Ferreira Guedes, Matricial and ADtranz. Among the main measures included in the Plan is the completion of the concrete superstructure of the Angra 3 reactor building. Following this, the bidding will be carried out to hire the company or consortium that will finalize the civil works and the electromechanical assembly of the plant.

2.4 Contract for the supply of wind turbines

In February 2022, the subsidiary CGT Eletrosul entered into contracts with WEG S.A., through WEG Equipamentos Elétricos S.A., for the supply of 72 4.2 megawatt (MW) wind turbines. Included in these contracts were logistics, assembly and commissioning services, in addition to operation and maintenance services, totalling approximately R$ 2,100,000.

2.5 Disposal of SPE Livramento Holding

In March 2022, the Board of Directors of CGT Eletrosul approved the offer made by Arthur Moura Engenharia to acquire the entire interest of CGT Eletrosul, corresponding to 78% of the equity interest in SPE Livramento Holding S.A. The sale and purchase agreement (CCVA) was signed on the same date and consideration of R$ 3,709 was also received on the same date. The Company has recorded a net liability held for sale of R$ 73,801. The finalization of the process, including the transfer of the shares, is subject to obtaining the necessary consents and requisite shareholder resolution of CGT Eletrosul. The Company classified the investee as held for sale in December 2021. For further details, see Note 37.